Interest rate benchmark reform	6 Months Ended
Jun. 30, 2021
Interest rate benchmark reform [Abstract]
Interest rate benchmark reform	Interest rate benchmark reform
Following the financial crisis, the reform and replacement of benchmark interest rates such as LIBOR has become a priority for global regulators. The FCA and other global regulators have instructed market participants to prepare for the cessation of LIBOR after the end of 2021, and to adopt RFRs. While it is expected that most reforms affecting the Barclays Bank Group will be completed by the end of 2021, consultations and regulatory changes are in progress and as certain US Dollar tenors will continue to be published up to mid-2023, significant remediation efforts will continue beyond the end of 2021.
How the Barclays Group is managing the transition to alternative benchmark rates
Barclays has established a Group-wide LIBOR Transition Programme. Further detail on the transition programme is available in the Barclays Bank PLC Annual Report 2020 (page 261).
In March 2021 the FCA announced the dates by which panel bank submissions for all LIBOR settings will cease, after which representative LIBOR rates will no longer be available. These dates are: immediately after 31 December 2021, in the case of all sterling, euro, Swiss franc and Japanese yen settings, and the 1-week and 2-month US dollar settings; and immediately after 30 June 2023, in the case of the remaining US dollar settings. Throughout 2021 the FCA will consult with market participants to require continued publication on a ‘synthetic’ basis for some sterling LIBOR settings and, for one additional year, some Japanese yen LIBOR settings.
Approaches to transition exposure expiring post the expected end dates for LIBOR vary by product and nature of counterparty. The transition we are undertaking is at the request of the regulators, in line with their expectations and according to the regulatory endorsed timetable. The rates to which clients and customers are being transitioned are endorsed by the regulators. We are making disclosures as part of the transition to clarify the rate to be applied and the potential risks inherent in the transition. Barclays is actively engaging with counterparties to transition or include appropriate fallback provisions and transition mechanisms in its floating rate assets and liabilities with maturities after 2021, when most IBORs are expected to cease to be published, or will be published on a non-representative basis for a limited time.
Barclays is working with central clearing counterparties where the transition of cleared derivative contracts will follow a market-wide, standardised approach to reform. Barclays is working to the UK Risk Free Rate Working Group (RFRWG) target of completion of active conversion of, and/or addition of robust fallbacks to legacy GBP LIBOR contracts where viable by the end of Q321. Additionally, plans are in place to address non-GBP and other official sector industry milestones and targets.
Progress made during H121
Building on the progress made in 2020, the Barclays Bank Group has delivered further alternative RFR product capabilities and alternatives to LIBOR across loans, bonds and derivatives. Client outreach is progressing to plan and we have continued to engage actively with customers and counterparties to transition or include the appropriate fallback provisions. The Barclays Bank Group has in place detailed plans, processes and procedures to support the transition of the remainder during 2021. Barclays has adhered to the ISDA IBOR Fallbacks Protocol for its major derivative dealing entities and we continue to track progress and engage with clients on their own adherence. Following the progress made during 2020, the Barclays Bank Group continues to deliver technology and business process changes in preparation for LIBOR cessation and transitions to RFRs that will be necessary during 2021 and beyond in line with official sector expectations and milestones.

The Barclays Bank Group met the Q121 UK RFRWG milestone to cease initiation of GBP LIBOR linked loans, securitisations or linear derivatives and the Q221 milestones to cease initiation of new non-linear derivatives, exchange traded futures and Bank Of Japan milestone to cease issuance of JPY LIBOR linked loans and bonds. The Barclays Bank Group has put in place controls so that any exceptions or exemptions are approved, and is taking a similar approach to forthcoming cessation milestones.